November 17, 2014	+1 212 230 8800 (t) +1 212 230 8888 (f)

Via EDGAR Submission

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549

Attention: Jeffrey P. Riedler

Re:	Spark Therapeutics, Inc.
Confidential Draft Registration Statement on Form S-1
Submitted September 24, 2014
CIK No. 0001609351

Ladies and Gentlemen:

On behalf of Spark Therapeutics, Inc. (the “Company”), submitted herewith is amendment No. 1 (“Amendment No. 1”) to the Confidential Draft Registration Statement on Form S-1 relating to the registration under the Securities Act of 1933, as amended, of the initial public offering of common stock of the Company.

Amendment No. 1 is being filed in part to respond to the comments of the staff (the “Staff”) of the Securities and Exchange Commission contained in its letter dated October 21, 2014 (the “Comment Letter”), relating to the above referenced Confidential Draft Registration Statement on Form S-1.

Set forth below are the Company’s responses to the Staff’s comments. The responses set forth below are based upon information provided to Wilmer Cutler Pickering Hale and Dorr LLP by the Company. For convenience, the responses are keyed to the numbering of the comments and the headings used in the Comment Letter.

On behalf of the Company, we advise you as follows:

Prospectus Summary

Product Candidates, page 1

1.	Please describe the meaning and significance of the following terms at their first use in this section:

•	adeno-associated virus (AAV);
•	adeno-associated virus (AAV) vector;
•	autosomal recessive mutations;
•	orphan product designation; and
•	phenotypic.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 1-2 of the prospectus forming part of the Amendment No. 1 (the “Prospectus”).

2.	Please describe the conditions “Leber’s congenital amaurosis (‘LCA’)” and “retinitis pigmentosa (‘RP’)” and the difference between the two conditions the first time you reference them in this section.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 1 of the Prospectus.

Wilmer Cutler Pickering Hale and Dorr LLP, 7 World Trade Center, 250 Greenwich Street, New York, New York 10007

Beijing     Berlin     Boston     Brussels      Frankfurt     London     Los Angeles     New York     Oxford     Palo Alto     Waltham     Washington

Securities and Exchange Commission
November 17, 2014 Page 2
3.	We note the inclusion of “various” programs in your pipeline table under “Inherited Retinal Dystrophies” and “Neurodegenerative Diseases.” If you have not yet identified a molecule and medical indications for these various programs, please eliminate them from the table. They are too preliminary to be considered true pipeline products.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 3 and 86 of the Prospectus.

4.	For your product candidates that are still in ongoing preclinical trials, please revise your pipeline table to shorten the arrow so that it does not extend to the end of the preclinical stage column.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 3 and 86 of the Prospectus.

Technology, page 2

5.	Please describe the meaning and significance of the term “lentiviral vectors” at its first use in the second paragraph of this section.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 3 of the Prospectus.

Risks associated with our business, page 3

6.	Please include a bullet discussing the risk of adverse events or the perception that adverse events could occur because the registrant’s products use virus particles to deliver gene therapy.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 5 of the Prospectus.

7.	Please include a bullet discussing the competitive nature of the field of gene therapy and disclose that you know of at least twelve other companies that are developing AAV-based gene therapy products.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 5 of the Prospectus.

8.	Please include a bullet discussing the extent to which you may not be able to protect your intellectual property rights and identify the intellectual property rights that the owner may license to other parties.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 5 of the Prospectus.

9.	Please expand your first bullet point in this section to disclose your accumulated deficit to date.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 4 of the Prospectus.

10.	Please expand your fourth bullet point in this section to state that no manufacturer of gene therapy products in the U.S. has received cGMP status.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 5 of the Prospectus.

Securities and Exchange Commission
November 17, 2014 Page 3

Risk factors

Risks related to our business operations

Product liability lawsuits against us could cause us to incur substantial…, page 39

11.	Please expand your disclosure in this risk factor to quantify the amount of product liability insurance you carry. Also, for any other type of insurance coverage discussed in other risk factors, please quantify the amount of insurance you carry.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 37 and 41 of the Prospectus.

Use of proceeds, page 58

12.	For the first two bullet points in this section regarding SPK-RPE65 and SPK-FIX, please disclose how far in the development process the allocated proceeds will enable you to reach.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 60 of the Prospectus.

Industry and other data, page 59

13.	We note your statements, “While we believe that each of these studies and publications is reliable, we have not independently verified market and industry data from third-party sources. While we believe our internal estimates and research are reliable and the market definitions of our market and industry are appropriate, neither such research nor these definitions are appropriate, neither such research nor these definitions have been verified by any independent source. It is not appropriate to disclaim liability for information contained in your prospectus. Please revise your disclosure to delete these statements or, alternatively, state that you are liable for this information.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 61 of the Prospectus.

Management’s discussion and analysis of financial condition and results of operations

Financial operations overview

Revenue, page 67

14.	Please describe the condition “rhodopsin-linked autosomal dominant retinitis pigmentosa” the first time you reference it in this section.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 71 of the Prospectus.

Critical accounting policies and significant judgments and estimates

Stock-based compensation and fair value of stock, page 71

15.	We may have additional comments on your accounting for equity issuances, including stock compensation and beneficial conversion features. Once you have established an offering price, please provide us an analysis explaining the reasons for the differences between recent valuations of your common stock, leading up to the IPO and the estimated offering price. In your analysis, include the Series 1 Units issued to CHOP and UIRF in October 2013.

Response:	The Company acknowledges that the Staff may have additional comments on its accounting for equity issuances, including stock compensation and beneficial conversion

Securities and Exchange Commission
November 17, 2014 Page 4

features, once the Company has disclosed an estimated offering price range. Once the Company discloses an estimated offering price range, the Company will provide an analysis of the significant quantitative and qualitative factors contributing to the difference between its recent valuations, including the valuation conducted in October 2013 in connection with the issuance of Series 1 common units to CHOP, and the estimated offering price range.

16.	Please revise your disclosure to state that the valuations are highly subjective and that you will no longer be required to estimate the fair value of your common shares underlying equity awards once those shares begin trading.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 74-75 of the Prospectus.

17.	Please provide us the information that served as the basis for your valuation of the issuance of 25 million Series 1 common units to CHOP and UIRF in consideration for your acquisition and in-license of certain rights and property. Include the material assumptions used in this valuation.

Response:	In response to the Staff’s comment, please refer to the “Valuation Discussion” attached as Appendix A hereto.

Funding requirements, page 75

18.	Please expand the last sentence of this section to clarify whether you are referring to funding through the filing of a BLA. If not, please specifically identify the point in the process to which you are referring.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 78 of the Prospectus.

Business

19.	Please disclose, where applicable in your business section, when an investigational new drug application (“IND”) was filed for the commencement of clinical trials SPK-RPE65, the name of the trial sponsor and the subject of the IND.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 88 of the Prospectus.

Overview, page 76

20.	We note your disclosure in the last paragraph on page 1 and the second paragraph on page 83 regarding your desire to move away from disease based regulation to mutation/gene based regulation. We also note that you will attempt to expand your orphan designation to include other diseases caused by RPE65 mutations. Please expand your disclosure in this section to describe what you have done to date to effect these changes and what discussions you have had with the FDA and the feedback you have received from the FDA, if any. Also, please clarify whether your anticipated 2016 BLA application will cover just LCA or other IRDs. If the application will cover only LCA, please amend the first row of the pipeline table on pages 2 and 81 accordingly.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 2, 4-5, 17, 80, 81, 82 and 87 of the Prospectus.

Securities and Exchange Commission
November 17, 2014 Page 5

Phase 1 proof-of-concept trials

Study design, page 87

21.	Please disclose the three doses of SPK-RPE65 that were evaluated during the 101 trial.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 91 of the Prospectus.

Pivotal Phase 3 clinical trial

Trial design, page 90

22.	We note that the Phase 3 trial for SPK-RPE65 uses the same dose level used in the 102 trial. Please revise your disclosure to quantify the dose level used in the Phase 3 trial.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 94 of the Prospectus.

Collaboration agreements

The Children’s Hospital of Philadelphia, page 97

23.	Please expand your disclosure regarding your license agreement with CHOP to describe the nature and scope of the “certain other know-how” for which CHOP granted you a non-exclusive worldwide license.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 103 of the Prospectus.

24.	We note that your license agreement with CHOP requires you to pay milestones ranging from $125,000 to $5 million. Please revise your disclosure to provide the aggregate milestone payments to be paid under the agreement.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 103 of the Prospectus.

25.	We note that the term of the license agreement with CHOP continues until the expiration of the last to expire of the licensed patent rights. Please expand your disclosure to provide the expiration date of the last to expire patent under the agreement.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 104 of the Prospectus.

University of Pennsylvania, page 98

26.	Please expand your disclosure regarding your license agreement with Penn to disclose the material terms of the agreement, including the duration of the agreement, termination provisions and any payment provisions under the agreement including upfront payments, aggregate amounts paid to date under the agreement, aggregate future potential milestones to be paid under the agreement and royalty rates.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 104 of the Prospectus. In addition, the Company intends to further expand its disclosure relating to its license agreement with Penn upon filing the agreement as an exhibit.

Securities and Exchange Commission
November 17, 2014 Page 6

University of Iowa Research Foundation, page 99

27.	Please expand your disclosure regarding your license agreement with UIRF to quantify the amount of the up-front cash payment you made to UIRF.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 105 of the Prospectus.

Genable, page 99

28.	Please expand your disclosure regarding your license agreement with Genable to provide the aggregate amount of milestones that Genable is obligated to pay you under the agreement.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 105 of the Prospectus.

29.	We note that the duration of the license agreement is conditioned upon the later of expiration of all of the patents subject to the license or 10 years after first commercial sale of the licensed product. Please expand your disclosure to provide the expiration date of the last to expire patent licensed to Genable. Also please provide the duration of the development consultancy agreement with Genable.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 105-106 of the Prospectus.

Principal stockholder, page 133

30.	Please update your beneficial ownership table so that it is as of the most recent practicable date.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 141 of the Prospectus. The Company plans to further update this table as appropriate in connection with subsequent submissions and filings.

Notes to financial statements

(6) Members’ equity, page F-11

31.	You issued 5.1 million Series 2 Units to founders and .8 million Series 3 Units to employees. Please provide us your computation of the $4.5 million grant date fair value of these units. Explain any difference between the fair value used for stock compensation purposes and the fair value of the 25 million Series 1 Units to CHOP in October 2013.

Response:

In response to the Staff’s comments, please refer to the “Valuation Discussion” attached as Appendix A hereto for the material assumptions used for the October 14, 2013 valuation and background on the differences in the fair value of the Series 1, 2 and 3 common units. Based on the concluded fair value per the valuation for the Series 2 and Series 3 common

Securities and Exchange Commission
November 17, 2014 Page 7
units of $0.84 and $0.23 per unit, respectively, the following is the computation for the $4.5 million grant date fair value for these units:

	2013 Issuances
	Units granted	Fair value per unit	Fair value at grant
Series 2	5,100,000	$0.84	$4,284,000.00
Series 3	770,000	$0.23	177,100.00
Total	5,870,000	$0.76	$4,461,100.00

Notes to unaudited interim financial statements

(3) Summary of significant accounting policies, page F-19

32.	Disclose your accounting policy for leases including free rent periods and explain the amount of deferred rent on the balance sheet.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page F-23 of the Prospectus.

(h) Revenue recognition, page F-21

33.	Please provide all of the disclosure for your contractual arrangements with CHOP and Genable as required by ASC 605-25-50. Disclose the terms governing the initial payment from Genable and your accounting basis for deferral and recognition of revenue related to this payment.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page F-21 of the Prospectus. The Company does not have any revenue generating arrangements with CHOP.

(6) Stockholders’ equity, page F-24

34.	Please explain your consideration of the terms governing adjustments to the initial conversion price in determining your accounting treatment for the Series A and Series B convertible preferred stock. Refer us to the authoritative literature upon which you relied.

Response:	The Company’s Series A and Series B convertible preferred stock contain down round provisions that adjust the conversion price when the Company issues equity instruments for a per share amount that is less than the conversion prices of the Series A or Series B preferred stock. The Company considered whether the down round provisions associated with the conversion rights of the preferred stock should be evaluated as a derivative and accounted for separately from the equity classified preferred stock. The Company believes the embedded conversion option in this circumstance is considered clearly and closely related to the host contract under paragraph 12(a) of ASC paragraph 815-15-25-1(a) and bifurcation of the conversion option is not required.

Securities and Exchange Commission
November 17, 2014 Page 8
35.	Tell us how you determined the fair value of 1.2 million units granted in 2014 which resulted in a weighted-average grant date fair value of $0.32 as compared to the weighted-average grant date fair value of $0.76 in 2013 (page F-13) and what caused the decline in fair value.

Response:	In response to the Staff’s comments, please refer to the “Valuation Discussion” attached as Appendix A hereto for the material assumptions used for the October 14, 2013 valuation and background on the differences in the fair value of the Series 2 and 3 common units. The fair value of the Series 2 and Series 3 common units granted in January and February 2014 was based on the October 14, 2013 valuation. Based on the concluded fair value for the Series 2 and Series 3 common units of $0.84 and $0.23 per unit respectively, below is the computation for the weighted-average grant date fair value of $0.76 per unit and $0.32 per unit for 2013 and 2014, respectively:

	2013 Issuances
	Units granted	Fair value per unit	Fair value at grant
Series 2	5,100,000	$0.84	$4,284,000.00
Series 3	770,000	$0.23	177,100.00
Total	5,870,000	$0.76	$4,461,100.00

	2014 Issuances
	Units granted	Fair value per unit	Fair value at grant
Series 2	170,000	$0.84	$142,800.00
Series 3	1,040,667	$0.23	239,353.41
Total	1,210,667	$0.32	$382,153.41

There was not a decline in the fair value of the units. As noted in the tables above, the mix of Series 2 and Series 3 common units issued during each period was different, causing the weighted average fair value for the awards made in 2014 to be lower than for the awards made in 2013.

36.	Tell us how you accounted for each outstanding Series 3 Unit converting into 0.19418865 share of common stock and the basis for your accounting

Response:	Please refer to the “Valuation Discussion” attached as Appendix A hereto for background on the conversion ratio determined for purposes of the conversion from LLC to C Corporation.

The Series 3 common units issued through the date of conversion to a C Corporation had a grant date fair value of $0.23 per unit. Upon conversion from an LLC to a C Corporation, these units converted on a 1:0.19418865 basis with a determined fair value of $0.69 per share.

The Company considered modification accounting for share based awards discussed in ASC 718 in determining the basis of its accounting for the conversion. Pursuant to the accounting guidance, total recognized compensation cost for an equity award shall at least equal the fair value of the award at the grant date plus any incremental compensation cost. The Company compared the fair value of the original number of units issued at $0.23 per unit with the fair value of the post-conversion number of shares issued at

Securities and Exchange Commission
November 17, 2014 Page 9

$0.69 per share and determined that the grant date fair value of the original units issued was higher than the post conversion fair value. Therefore, the original expense represents the minimum amount to record, and will be recognized over the remaining service period of the awards.

General

37.	We note that there are a number of additional exhibits that still need to be filed. Please provide these exhibits as promptly as possible. Please note that we may have comments on these materials once they are provided.

Response:	The Company acknowledges that the Staff may have additional comments on its additional exhibits once filed, and will file the remaining exhibits as promptly as possible.

38.	Please confirm that the graphics included in your registration statement are the only graphics you will use in your prospectus. If those are not the only graphics, please provide any additional graphics prior to their use for our review.

Response:	Other than as included in the Prospectus, the Company does not currently intend to include any additional graphics. If the Company determines to include any additional graphic or other visual information in its registration statement, the Company will promptly provide such material to the Staff on a supplemental basis. The Company acknowledges that the Staff may have additional comments regarding this material.

39.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications.

Response:	The Company acknowledges the Staff’s request and undertakes to comply with it as applicable. Written materials presented to potential investors in reliance on Section 5(d) of the Securities Act will be provided, under separate cover, on a supplemental basis to the Staff.

If you have any further questions or comments, or if you require any additional information, please contact the undersigned by telephone at (617) 526-6982 or facsimile at (617) 526-5000. Thank you for your assistance.

Very truly yours,

/s/ Lia Der Marderosian

Lia Der Marderosian

cc: Jeffrey D. Marrazzo

Appendix A

Valuation discussion

To date, the estimated fair value of the Company’s common units and stock has been determined contemporaneously by its board of directors utilizing independent third-party valuations prepared in accordance with the guidance outlined in the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation, also known as the Practice Aid for financial reporting purposes. The Company performed contemporaneous valuations of its common units and stock concurrently with the achievement of significant milestones or with major financing events as of October 14, 2013, April 15, 2014 and May 23, 2014. In conducting these valuation analyses, the Company considered all objective and subjective factors that it believed to be relevant for each valuation conducted, including external market conditions affecting the biotechnology industry sector and the prices at which it sold preferred units or shares of preferred stock, the superior rights and preferences of securities senior to the common units or stock at the time of each grant and the likelihood of achieving a liquidity event.

October 14, 2013 valuation

On the valuation date, the Children’s Hospital of Philadelphia (“CHOP”) invested $10.0 million in cash for 5 million Series A preferred units at $2.00 per unit. On the same date, an aggregate of 25 million shares of Series 1 common units at $2.00 per unit were issued in consideration for the transfer of intellectual property, assignment of contracts and grant of licenses from CHOP and University of Iowa Research Foundation (“UIRF”). The Series 1 common unit value of $2.00 per unit was based on the Level 1 input of the Series A preferred unit transaction and supported by a third party assessment of the current value of the contributed assets.

The Company was a Limited Liability Company (“LLC”) at that valuation date and had Series A preferred units and Series 1, Series 2 and Series 3 common units outstanding. Holders of the Series A preferred units were entitled to appoint two members to the Company’s board of directors. Series A holders had majority voting rights to make amendments to the LLC agreement and all merger, dissolution and distribution decisions. Capital distributions were to be made to and among the holders in the following order of priority: First Series A preferred unit liquidation preferences were paid, then any remaining assets were to be distributed first to the holders of Series 1 common units for an amount up to $50.0 million, second, to the holders of Series 2 common units for a per unit amount equaling the amount distributed to Series 1 common unit holders, and any remaining assets would have been distributed pro rata to the holders of all common units outstanding, regardless of series.

A contemporaneous third-party valuation was conducted on the date of the Series A preferred unit financing of October 14, 2013. To determine the total indicated fair value of the total equity of the Company as of October 14, 2013, three generally accepted approaches were considered: the income approach, market approach and cost approach. Based on the Company’s stage of development and information available, the income and market approaches were considered to be the most appropriate methods.

For the income approach, the Company used the discounted cash flow (“DCF”) method to estimate the present value of the future monetary benefits expected to flow to the owners of a business. For the market approach, the Company used the back-solve method of the option-pricing model (“OPM”) using the Series A preferred unit financing transaction to derive the implied total company equity, a method referred to as the prior transaction method. Based on the assessed reliability of each method, the DCF method conclusion was weighted at 20% and the prior transaction method conclusion was weighted at 80% to calculate the total estimated company equity value.

The Company then used the OPM to allocate the total equity value among its preferred and common securities. Significant assumptions for the OPM included volatility, the risk-free rate, and the time to liquidity. The exercise

Securities and Exchange Commission
November 17, 2014 Page A-2

prices were the breakpoints representing the liquidation preferences of the preferred and common classes and the conversion features. Based on these assumptions, the implied value per share of the Series 2 and Series 3 common units on a minority, marketable basis were $1.04 and $0.30, respectively. Because the Company’s common units were not publicly-traded or marketable, the Company applied a discount for lack of marketability of 15% and 20% for the Series 2 and Series 3 common units, respectively. A 5% discount for lack of control was also applied to reflect the implied discount in value the common minority-interest stockholders accept to forgo the benefits of control. These discounts were based on quantitative models (put option calculation) as well as other empirical studies of restricted stock issued by public companies and private placements of pre-initial public offering (“IPO”) companies. Based on these factors, the reasonableness of the Series 1 common unit value of $2.00 per share was confirmed and the Company concluded that its Series 2 and Series 3 common units had fair values of $0.84 and $0.23 per unit, respectively, as of October 14, 2013.

April 15, 2014 valuation

A contemporaneous third-party valuation was conducted to determine the Company’s enterprise value in connection with its conversion from an LLC to a C corporation.

To determine the total indicated fair value of the total equity of the Company as of April 15, 2014, three generally accepted approaches were considered: the income approach, market approach and cost approach. Based on the Company’s stage of development and information available, the income and market approaches were considered to be the most appropriate methods.

For the income approach, the Company used the DCF method and for the market approach, the Company used the prior, or expected transaction method, which was based on the executed Series B preferred stock financing term sheet available at the time of the valuation and the public company method, which was based upon transactions of minority-interests in publicly-held companies engaged in similar lines of business. The prior, or expected, transaction method was weighted at 60%, the DCF method at 20% and the public company method at 20%, yielding a concluded entity fair value of $85.5 million.

A distribution waterfall calculation was performed pursuant to the terms of the LLC agreement to determine the conversion ratio for each series. Based upon the valuation, upon conversion to a C corporation in May 2014 each outstanding LLC Series 1 common unit converted into one share of common stock, each outstanding LLC Series 2 common unit converted to one share of common stock, and each outstanding LLC Series 3 common unit converted into 0.19418865 share of common stock in the C corporation.

May 23, 2014 valuation

A contemporaneous third-party valuation was conducted on the date of the Series B preferred stock financing of May 23, 2014 with respect to the value of shares of common stock of the Company. On the valuation date, the Company issued 45,186,334 shares of Series B preferred stock for gross proceeds of $72.75 million.

To determine the total indicated fair value of the total equity of the Company as of May 23, 2014, three generally accepted approaches were considered: the income approach, market approach and cost approach. Based on the Company’s stage of development and information available, the income and market approaches were considered to be the most appropriate methods.

For the income approach, the Company used the DCF method and for the market approach, the Company used both the stated value transaction method using the Series B preferred stock financing and the back-solve

Securities and Exchange Commission
November 17, 2014 Page A-3

method of the OPM using the Series B preferred stock financing transaction to derive the implied total company equity. Based on the assessed reliability of each method, the DCF method conclusion was weighted at 25%, the stated value prior transaction method conclusion was weighted at 5% and the back-solve prior transaction method was weighted at 70% to calculate the total estimated company equity value.

The Company then used the OPM to allocate the total equity value among its preferred and common securities. Significant assumptions for the OPM included volatility, the risk-free rate, and the time to liquidity. The exercise prices were the breakpoints representing the liquidation preferences of the preferred stock classes and the conversion features. Based on these assumptions, the implied value per share of the common on a minority, marketable basis was $1.12. Because its common stock was not publicly-traded or marketable, the Company applied a discount for lack of marketability of 35% for the common stock. A 5% discount for lack of control was also applied to reflect the implied discount in value the common minority-interest stockholders accept to forgo the benefits of control. These discounts were based on quantitative models (put option calculation) as well as other empirical studies of restricted stock issued by public companies and private placements of pre-IPO companies. Based on these factors, the Company concluded that the common stock had a fair value of $0.69 per share as of May 23, 2014.